Real Estate Real Estate - Amortization Income (Expense) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of above and below Market Leases	$ (3,511)	$ (3,389)	$ (4,573)	$ (3,592)	$ (1,858)
Amortization of Deferred Leasing Fees			23,756	16,264	7,145
Griffin Capital Essential Asset REIT, Inc. [Member]
Remaining 2018	(386)
Remaining 2018	11,150
Remaining 2018	21
Remaining 2018	2,389
2019	(2,464)
2019	38,096
2019	21
2019	4,765
2020	(936)
2020	29,867
2020	21
2020	4,712
2021	(717)
2021	25,170
2021	21
2021	4,830
2022	(1,058)
2022	22,938
2022	21
2022	4,818
Amortization of above and below Market Leases	$ (135)	$ 1,310	1,689	3,287	(3,785)
Amortization of Deferred Leasing Fees			59,046	72,912	69,099
Amortization Of Ground Leasehold Interest			27	28	28
Amortization of Other Leasing Costs			$ 1,527	$ 1,202	$ 301